Summary of Significant Accounting Policies - Summary of Capitalized Dry Docking Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	$ 9,366,593
Balance at the end of the year	9,138,886	$ 9,366,593
Dry-docking activity [Member]
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	150,702	135,331	$ 118,194
Costs incurred for dry dockings	47,980	69,927	74,018
Dry-dock amortization	(55,026)	(47,271)	(50,926)
Write-down / sales of vessels	(7,956)	(7,285)	(5,955)
Balance at the end of the year	$ 135,700	$ 150,702	$ 135,331